GENERAL	6 Months Ended
Jun. 30, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL
NOTE 1:-
GENERAL

RADA Electronic Industries Ltd. (the "Company") is a global defense technology company focused on proprietary radar solutions and legacy avionics systems. The Company is a leader in mini-tactical radars, serving attractive, high-growth markets, including critical infrastructure protection, border surveillance, active military protection and counter-drone applications. The Company also specializes in the design, development, production and sales of avionics systems for fighter aircraft and unmanned aerial vehicles (“UAVs”).

In January 2018, the Company incorporated RADA Sensors Inc. (“RSI”) as a fully owned subsidiary of the Company. As of December 31, 2019, RSI is the holder of 100% of the interests in RADA Technologies LLC, also organized in January 2018. At the time of its organization, RSI was the owner of 75% of RADA Technologies LLC. During July 2019, the Company acquired the remaining 25% interest in RADA Technologies LLC. RSI is also the holder of 100% of the interests in RADA Innovations LLC, which began its operations in 2021.

The Company is organized and operates as one operating segment.

In March 2021, the Company completed an underwritten public offering of 5,175,000 Ordinary shares at a price of $11.50 per share, for a total consideration of $59,215. Offering costs amounted to approximately $3,300.